Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 15 - Income Taxes

The income tax benefit attributable to loss before income taxes for the years ended December 31, 2018 and 2017 is as follows:

	Years Ended December 31,
	2018	2017
Current:
State	$(93,000)	$(1,789,000)
Total current tax benefit	(93,000)	(1,789,000)

Total deferred tax benefit	-	-
Income tax benefit	$(93,000)	$(1,789,000)

A reconciliation of the income tax benefit computed at the statutory tax rate to the Company’s effective tax rate for the years ended December 31, 2018 and 2017 is as follows:

	Years Ended December 31,
	2018	2017
U.S. federal statutory rate	21.00%	35.00%
State taxes	5.25%	(21.84)%
Sale of NJ NOLS and credits	(2.78)%	(68.91)%
Change in federal statutory rate	-%	(441.07)%
Stock based compensation	(1.96)%	(5.48)%
Other permanent difference due to sale of NJ NOLs and credits	-%	(24.12)%
Federal research and development credits	2.28%	2.24%
Other	(0.11)%	(12.46)%
Valuation allowance	(26.46)%	467.73%
Effective tax rate	(2.78)%	(68.91)%

Significant components of the Company’s deferred tax assets as of December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$18,671,000	$17,907,000
Research and development credits	1,399,000	1,322,000
Nonqualified stock option compensation expense	497,000	453,000
Other temporary book - tax differences	58,000	125,000
Total deferred tax assets	20,625,000	19,807,000

Deferred tax liabilities:
Fixed and intangible asset basis difference	(21,000)	-
Total deferred tax liabilities	(21,000)	-

Deferred tax assets (liabilities), net	20,604,000	19,807,000
Valuation allowance for deferred tax assets	(20,604,000)	(19,807,000)
Deferred tax assets (liabilities), net after valuation allowance	$-	$-

The Tax Cuts and Jobs Act of 2017 (the “Tax Act”), which was signed into law on December 22, 2017, resulted in significant changes to the U.S. corporate income tax system. These changes include a federal statutory rate reduction from 35% to 21%, the elimination or reduction of certain domestic deductions and credits and limitations on the deductibility of interest expense and executive compensation. The Tax Act also transitions international taxation from a worldwide system to a modified territorial system and includes base erosion prevention measures on non-U.S. earnings, which has the effect of subjecting certain earnings of the Company’s foreign subsidiary to U.S. taxation as global intangible low-taxed income. The Company has completed its analysis of the Tax Cuts and Jobs Act during the year ended December 31, 2018. There were no significant adjustments to the provisional amounts recorded during the year-ended December 31, 2017.

The Tax Act also includes a one-time mandatory deemed repatriation tax on accumulated foreign subsidiaries’ previously untaxed foreign earnings. For tax years beginning after December 31, 2017, taxpayers must include in taxable income their share of Global Intangible Low Taxed Income (GILTI) from foreign controlled corporations. The Company has elected to treat income from GILTI as a period cost.

Changes in tax rates and tax laws are accounted for in the period of enactment.

During the years ended December 31, 2018 and 2017, the Company recorded an income tax benefit of approximately $93,000 and $1,789,000, respectively, due to the sale of net operating loss and research and development credit carryforwards under the New Jersey Economic Development Authority Technology Business Tax Certificate Transfer Program. These amounts are recorded on the consolidated financial statements as income tax benefits in the year they were earned. As a result of the sale of net operating loss and research and development credit carryforwards during these years, the Company’s deferred tax assets decreased by approximately $99,000 and $1,903,000, respectively. The gross amounts of the net operating loss and research and development credit carryforwards that were sold during the years ended December 31, 2018 and 2017 were approximately $613,000 and $19,233,000, respectively, and $44,000 and $170,000, respectively.

A valuation allowance has been recognized to offset the Company’s net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required. The Company’s valuation allowance increased approximately $797,000 from December 31, 2017 to December 31, 2018.

At December 31, 2018, the Company had Federal income tax net operating loss carryforwards of $82,241,000 and New Jersey income tax net operating loss carryforwards of $2,244,000. Foreign income tax net operating loss carryforwards were $7,903,000 as of December 31, 2018. The Company had Federal research tax credit carryforwards of $1,330,000 and $1,220,000 at December 31, 2018 and 2017, respectively. The Company also had state research tax credit carryforwards of $42,000 and $45,000 at December 31, 2018 and 2017, respectively. The Company’s net operating losses and research credits may ultimately be limited by Section 382 of the Internal Revenue Code and, as a result, it may be unable to offset future taxable income (if any) with losses, or its tax liability with credits, before such losses and credits expire. The Federal and New Jersey net operating loss carryforwards and Federal and New Jersey tax credit carryforwards will expire at various times between 2019 and 2038 unless utilized. The 2018 Federal net operating loss carryforward of $2,780,000 has an indefinite carryover period.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2013 and does not anticipate a change in its uncertain tax positions within the next twelve months. The Company’s policy is to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.